EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 37.8%
Argentina: 1.7%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	73		$60,736
YPF SA Reg S
4.00%, 02/12/26 (s)	USD	42		35,164
8.50%, 07/28/25	USD	90		63,706
				159,606
Austria: 1.2%
Suzano Austria GmbH 3.12%, 01/15/32 †	USD	149		107,454
Bahrain: 0.8%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	71		69,316
British Virgin Islands: 0.7%
Sino-Ocean Land Treasure Finance I Ltd. Reg S 6.00%, 07/30/24	USD	180		62,874
Cayman Islands: 2.0%
SA Global Sukuk Ltd. Reg S 0.95%, 06/17/24	USD	200		186,887
China: 4.8%
Anton Oilfield Services Group/Hong Kong Reg S 8.75%, 01/26/25	USD	141		101,782
China Evergrande Group Reg S 8.25%, 03/23/22 (d) *	USD	331		21,336
CIFI Holdings Group Co. Ltd. Reg S 6.55%, 03/28/24	USD	169		41,828
Country Garden Holdings Co. Ltd. Reg S 8.00%, 01/27/24	USD	170		66,718
Kaisa Group Holdings Ltd. Reg S 8.50%, 06/30/22 (d) *	USD	317		34,255
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29	USD	83		56,017
Sunac China Holdings Ltd. Reg S 8.35%, 04/19/23 (d) *	USD	207		30,141
West China Cement Ltd. Reg S 4.95%, 07/08/26	USD	100		71,184
Yuzhou Group Holdings Co. Ltd. Reg S 8.30%, 05/27/25 (d) *	USD	333		23,738
				446,999
Colombia: 2.7%
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30	USD	110		83,825
Grupo Energia Bogota SA ESP Reg S
	Par (000’s		)	Value
Colombia (continued)
4.88%, 05/15/30	USD	35		$30,084
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	86		66,542
Transportadora de Gas Internacional SA ESP Reg S 5.55%, 11/01/28	USD	76		67,814
				248,265
Hong Kong: 0.4%
Easy Tactic Ltd. 7.50%, 07/11/25	USD	105		21,604
Shimao Group Holdings Ltd. Reg S 5.60%, 07/15/26	USD	137		17,340
				38,944
Indonesia: 0.9%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	87		79,464
Israel: 2.2%
Israel Electric Corp. Ltd. 144A Reg S 5.00%, 11/12/24	USD	205		200,283
Luxembourg: 0.8%
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	102		77,442
Mauritius: 0.8%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	100		73,369
Mexico: 5.3%
America Movil SAB de CV 144A 5.38%, 04/04/32	USD	69		59,486
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380		8
Cydsa SAB de CV Reg S 6.25%, 10/04/27	USD	107		91,885
Petroleos Mexicanos
6.49%, 01/23/27	USD	236		197,450
6.62%, 06/15/35	USD	47		30,138
6.88%, 08/04/26	USD	70		63,136
7.69%, 01/23/50	USD	80		49,449
				491,552
Nigeria: 0.9%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	102		83,922
Qatar: 1.6%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	94		94,304
Qatar Energy 144A 1.38%, 09/12/26	USD	66		57,614
				151,918

1

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Singapore: 1.3%
Medco Laurel Tree Pte Ltd. Reg S 6.95%, 11/12/28	USD	60		$46,676
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	90		77,181
				123,857
South Africa: 1.9%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	200		170,796
South Korea: 0.4%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	50		39,161
Thailand: 3.0%
PTTEP Treasury Center Co. Ltd. Reg S
2.59%, 06/10/27	USD	281		248,771
2.99%, 01/15/30	USD	30		25,538
				274,309
United Arab Emirates: 2.1%
Abu Dhabi National Energy Co. PJSC Reg S 3.88%, 05/06/24	USD	200		196,311
United Kingdom: 0.7%
IHS Holding Ltd. 144A 5.62%, 11/29/26	USD	77		61,311
United States: 0.9%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	110		86,857
Uzbekistan: 0.7%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	83		66,400
Total Corporate Bonds (Cost: $4,476,025)				3,497,297

GOVERNMENT OBLIGATIONS: 51.5%
Angola: 1.2%
Angolan Government International Bond 144A 9.50%, 11/12/25	USD	120		112,442
Argentina: 0.0%
Provincia de Buenos Aires Reg S 4.50%, 09/01/37 (s)	USD	0	(a)	132
Bahamas: 1.4%
Bahamas Government International Bond 144A 9.00%, 06/16/29	USD	189		132,056
Brazil: 2.4%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/31	BRL	1,350		224,328
	Par (000’s		)	Value
Chile: 1.9%
Chile Government International Bond 3.25%, 09/21/71	USD	301		$172,655
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	39		35,864
Czech Republic: 2.4%
Czech Republic Government Bond 1.25%, 02/14/25	CZK	4,870		174,348
Czech Republic Government Bond Reg S 0.95%, 05/15/30	CZK	1,680		48,992
				223,340
Democratic Republic of the Congo: 2.9%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	312		267,074
Dominican Republic: 0.9%
Dominican Republic International Bond Reg S
5.50%, 01/27/25	USD	35		34,050
5.95%, 01/25/27	USD	52		48,520
				82,570
Ecuador: 1.6%
Ecuador Government International Bond 144A 5.50%, 07/31/30 (s)	USD	100		47,831
Ecuador Government International Bond Reg S 5.50%, 07/31/30 (s)	USD	211		100,925
				148,756
El Salvador: 0.4%
El Salvador Government International Bond Reg S 8.62%, 02/28/29	USD	109		40,386
Ghana: 0.7%
Ghana Government International Bond 144A 8.95%, 03/26/51	USD	181		67,515
Guatemala: 0.2%
Guatemala Government Bond 144A 5.25%, 08/10/29 †	USD	25		22,562
Indonesia: 6.4%
Indonesia Government International Bond 3.05%, 03/12/51	USD	291		193,649
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	3,120,000		197,058
6.38%, 04/15/32	IDR	900,000		55,088
7.00%, 09/15/30	IDR	2,201,000		141,864
				587,659
Israel: 0.6%
Israel Government Bond

2

	Par (000’s		)	Value
Israel (continued)
1.75%, 08/31/25	ILS	194		$52,242
Ivory Coast: 0.3%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	36		30,649
Jamaica: 0.5%
Jamaica Government International Bond 6.75%, 04/28/28	USD	45		46,839
Jordan: 0.4%
Jordan Government International Bond Reg S 4.95%, 07/07/25	USD	40		36,997
Kenya: 0.8%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	92		71,033
Malaysia: 2.3%
Malaysia Government Bond 3.90%, 11/16/27	MYR	975		208,372
Mexico: 1.3%
Mexico Government International Bond 3.75%, 04/19/71	USD	209		122,043
Oman: 0.7%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	71		66,340
Paraguay: 0.5%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	52		46,558
Peru: 3.8%
Peru Government Bond
5.35%, 08/12/40	PEN	240		41,264
5.40%, 08/12/34	PEN	781		146,446
6.15%, 08/12/32	PEN	779		161,553
				349,263
Philippines: 3.1%
Philippine Government International Bond
3.90%, 11/26/22	PHP	7,711		130,233
6.25%, 01/14/36	PHP	9,714		152,553
				282,786
Poland: 1.2%
Republic of Poland Government Bond 1.25%, 10/25/30	PLN	874		114,026
Romania: 0.8%
Romania Government Bond
5.00%, 02/12/29	RON	460		75,348
6.70%, 02/25/32 †	RON	6		1,047
				76,395
	Par (000’s		)	Value
Senegal: 0.1%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	10		$7,545
South Africa: 2.0%
Republic of South Africa Government Bond 8.00%, 01/31/30	ZAR	3,856		182,510
Sri Lanka: 1.1%
Sri Lanka Government International Bond Reg S 5.75%, 04/18/23	USD	403		104,974
Thailand: 0.8%
Thailand Government Bond 2.65%, 06/17/28	THB	2,922		76,853
Tunisia: 0.7%
Tunisian Republic Reg S 5.62%, 02/17/24	EUR	100		65,703
Turkey: 1.4%
Turkey Government International Bond 5.75%, 05/11/47	USD	220		132,950
Uruguay: 3.1%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	4,673		93,707
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	8,957		191,018
				284,725
Uzbekistan: 0.6%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	600,000		52,260
Zambia: 2.6%
Zambia Government Bond
13.00%, 01/25/31	ZMW	5,811		209,152
13.00%, 12/27/31	ZMW	890		29,656
				238,808
Total Government Obligations (Cost: $5,237,435)				4,767,210

SHORT-TERM INVESTMENT: 3.9% (Cost: $362,349)
United States Treasury Obligations: 3.9%
United States Treasury Bill 3.75%, 03/23/23		369,000		362,590
Total Investments Before Collateral for Securities Loaned: 93.2% (Cost: $10,075,809)				8,627,097

3

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number
	of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Money Market Fund: 2.8% (Cost: $260,067)
	Number
	of Shares
	(continued)	Value
State Street Navigator Securities Lending Government Money Market Portfolio	260,067	$260,067
Total Investments: 96.0% (Cost: $10,335,876)		8,887,164
Other assets less liabilities: 4.0%		369,779
NET ASSETS: 100.0%		$9,256,943

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KRW	Korean Won
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $252,138.
*	Non-income producing
(d)	Security in default
(a)	Amount is less than 1,000

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,413,501, or 15.3% of net assets.

Schedule of Open Forward Foreign Currency Contracts - September 30, 2022

						Unrealized
	Currency to		Currency to		Settlement	Appreciation
Counterparty	be sold		be purchased		Dates	(Depreciation)
STATE STREET BANK AND TRUST COMPANY	USD	172,346	KRW	242,059,676	10/26/2022	$(3,097)
STATE STREET BANK AND TRUST COMPANY	USD	191,988	CLP	190,068,298	10/28/2022	$3,668
Net unrealized Appreciation on forward foreign currency contracts						571
4

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.6%	$309,684
Consumer Cyclicals	0.8	66,400
Consumer Non-Cyclicals	0.9	77,442
Energy	12.9	1,111,711
Financials	5.2	449,694
Government Activity	59.4	5,129,800
Industrials	0.5	46,676
Real Estate	3.1	266,193
Technology	2.3	197,978
Utilities	11.3	971,519
	100.0%	$8,627,097
5